Other Borrowings Schedule of Other Borrowings (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
FHLB advances, unamortized premium	$ 1,199	$ 2,487
Securities sold under agreements to repurchase, unamortized premium	$ 394	$ 714